Basic and Diluted Loss per Share (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Basic earnings per share [abstract]
Net loss (in Dollars)	$ 9,446,454	$ 552,436	$ 182,116
Weighted average number of basic	15,884,041	13,008,669	13,007,995
Weighted average number of diluted	15,884,041	13,008,669	13,007,995